Income tax - Summary of Current and Deferred Income Tax (Expenses) Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax expense
Current year	$ (1,458)	$ (1,115)	$ (215)
Uncertain tax positions	(84)	(155)	(40)
Total current income tax expense	(1,542)	(1,270)	(255)
Deferred income tax (expense) benefit
Origination and reversal of temporary differences	30	47	(231)
Total deferred income tax (expense) benefit	30	47	(231)
Total income tax (expense) benefit	$ (1,512)	$ (1,223)	$ (486)